Overlay Shares Large Cap Equity ETF
Schedule of Investments
November 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
Vanguard S&P 500 ETF (a)		375,051	$207,571,976
TOTAL EXCHANGE TRADED FUNDS (Cost $190,957,657)			207,571,976

PURCHASED OPTIONS - 0.2%	Notional Amount	Contracts	Value
Put Options - 0.2%			$–
S&P 500 Index (b)(c)		–	$–
Expiration: 12/09/2024; Exercise Price: $5,860.00	$49,465,516	82	$25,420
Expiration: 12/10/2024; Exercise Price: $5,970.00	51,878,468	86	129,430
Expiration: 12/11/2024; Exercise Price: $5,970.00	49,465,516	82	152,110
Expiration: 12/12/2024; Exercise Price: $5,970.00	49,465,516	82	167,280
TOTAL PURCHASED OPTIONS (Cost $1,162,545)			474,240

SHORT-TERM INVESTMENTS - 0.1%			Value
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.56% (d)		248,978	248,978
TOTAL SHORT-TERM INVESTMENTS (Cost $248,978)			248,978

TOTAL INVESTMENTS - 100.1% (Cost $192,369,180)			208,295,194
Liabilities in Excess of Other Assets - (0.1)%			(257,443)
TOTAL NET ASSETS - 100.0%			$208,037,751
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Put Options - (0.5)%
S&P 500 Index (a)(b)
Expiration: 12/09/2024; Exercise Price: $5,960.00	$(49,465,516)	(82)	$(93,480)
Expiration: 12/10/2024; Exercise Price: $6,030.00	(51,878,468)	(86)	(272,190)
Expiration: 12/11/2024; Exercise Price: $6,030.00	(49,465,516)	(82)	(292,740)
Expiration: 12/12/2024; Exercise Price: $6,030.00	(49,465,516)	(82)	(308,320)
Total Put Options			(966,730)
TOTAL WRITTEN OPTIONS (Premiums received $2,065,291)			$(966,730)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Overlay Shares Large Cap Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$207,571,976	$–	$–	$207,571,976
Purchased Options	–	474,240	–	474,240
Money Market Funds	248,978	–	–	248,978
Total Investments	$207,820,954	$474,240	$–	$208,295,194

Liabilities:
Investments:
Written Options	$–	$(966,730)	$–	$(966,730)
Total Investments	$–	$(966,730)	$–	$(966,730)

Refer to the Schedule of Investments for further disaggregation of investment categories.